Financial Instruments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Financial Instruments
NOTE 23: FINANCIAL INSTRUMENTS
Financial instruments not reported at fair value on statement of financial position
The carrying and fair values of financial instruments that are not reported at fair value in the consolidated financial statements were as follows for the current and comparative periods:

(€’000)	As at December 31, 2021
	Financial assets at amortized cost	Fair value
Financial Assets (‘Amortized cost’ category) within:
Non-current Trade receivables	2 209	2 209
Other non-current assets	262	262
Trade receivables and other current assets	668	668
Short-term investments	—	—
Cash and cash equivalents	30 018	30 018

Total	33 157	33 157

For the above-mentioned financial assets, the carrying amount as per December 31, 2021 is a reasonable approximation of their fair value.

(€’000)	As at December 31, 2021
	Financial liabilities at amortized cost	Fair value
Financial Liabilities (‘Financial liabilities at amortized cost’ category) within:
Bank loans	—	—
Lease liabilities	2 632	2 632
RCAs liability	6 213	6 213
Trade payables	6 611	6 611

Total	15 456	15 456

For the above-mentioned financial liabilities, the carrying amount as per December 31, 2021 is a reasonable approximation of their fair value.

(€’000)	As at December 31, 2020
	Financial assets at amortized cost	Fair value
Financial Assets (‘Amortized cost’ category) within:
Non-current Trade receivables	2 117	2 117
Other non-current assets	293	293
Trade receivables and other current assets	615	615
Short-term investments	—	—
Cash and cash equivalents	17 234	17 234

Total	20 259	20 259

For the above-mentioned financial assets, the carrying amount as per December 31, 2020 is a reasonable approximation of their fair value.

(€’000)	As at December 31, 2020
	Financial liabilities at amortized cost	Fair value
Financial Liabilities (‘Financial liabilities at amortized cost’ category) within:
Bank loans	37	37
Finance lease liabilities	3 602	3 602
RCAs liability	4 590	4 590
Trade payables and other current liabilities	4 736	4 736

Total	12 965	12 965

For the above-mentioned financial liabilities, the carrying amount as per December 31, 2020 is a reasonable approximation of their fair value.
Financial instruments reported at fair value on statement of financial position
Contingent consideration and other financial liabilities are reported at fair value in the statement of financial position using Level 3 fair value measurements for which the Group developed unobservable inputs.

(€’000)
	Level I	Level II	Level III	Total
Liabilities
Contingent consideration and other financial liabilities	—	—	14 679	14 679

Total Liabilities	—	—	14 679	14 679

After initial recognition, contingent consideration liabilities are re-measured
at fair value with changes in fair value recognized in profit or loss in accordance with IFRS 3. The calculations use cash flow projections based on business plan ending in 2040 based on probability of success of
CYAD-02
and
CYAD-101
product candidates (eligible for milestone payments to Dartmouth and Celdara as disclosed within note 33) as well as extrapolations of projected cash flows resulting from the future expected sales associated with
CYAD-101
and sublicense income on
CYAD-02.
The change in the balance is detailed as follows:

(€’000)	For the year ended
	2021	2020
Opening balance Contingent consideration at January 1,	15 526	24 754
Milestone payment	—	—
Fair value adjustment	(847)	(9 228)
Closing balance Contingent consideration at December 31,	14 679	15 526

The contingent consideration and other financial liabilities refer to the acquisition of the Group’s immuno-oncology platform and corresponds to the fair value of the potential future payments due to Celdara Medical, LLC and Dartmouth College. The liability evolution reflects the development of the Group’s product candidates using CAR T technology and their progress towards market approval in both autologous and allogeneic programs, as well as the update of its underlying business plans and revenue forecast.
There has not been any change in valuation technique in 2021 compared to 2020. The valuation is prepared by the Finance Team on a quarterly basis and reviewed by the Management. The Management’s key assumptions about projected cash flows when determining fair value less costs to sell are the same key assumptions than for impairment testing purposes (see note 7).
Management’s key assumptions (assumptions to which the unit’s or group of units’, recoverable amount is most sensitive) about projected cash flows when determining fair value less costs to sell are the same key assumptions utilized for impairment testing purposes (see note 7):

•	Discount rate (WACC)
The Management has determined that the Weighted Average Cost of Capital (WACC) is the most appropriate rate to use as it represents the risk associated with both equity and the debt. Contingent consideration is a liability and thus the discount rate should represent debt features, but the “contingent” nature of the liability has similar features as equity, e.g., return is not guaranteed and thus equity risk should be considered as well. Management estimated the discount rate (WACC) as of December 31, 2021 to be 13.4% (14.8% as of December 31, 2020) based on following components: the US Government Treasury bill
20-Y,
the Group’s Beta, the equity Market Risk Premium and the small firm/illiquidity premium. The decrease of the WACC is mainly driven by a decrease of the Beta of the Group which is associated with the volatility of the Group’s equity influenced by its ongoing clinical programs and overall competitive landscape within the immuno-oncology field. Management corroborates its estimation with industry standards for biotechnology companies, the WACC used by Equity Research companies following the Group and transactions that have been sourced by the Group over the past 24 months.

•	Projected Revenue
Management estimated the projected revenue (using cash flow projections ending in 2040) based on the following components: total market and market share, time-to-market,
treatment price and terminal value. Management based its estimation of projected revenue and related components with the Group’s business plan, industry data for biotechnology companies, evolution of similar R&D programs, comparable prices, expected patent expiration period. The weight of this assumption is partially alleviated by the probability of success (PoS) presented hereunder.

•	Probabilities of Success (PoS)
Management estimated the PoS based on Clinical Development Success Rates observed by independent business intelligence consulting companies for hematological and solid tumor diseases. Probability of the Group’s product candidates reaching the market used were updated compared to prior year-end
based on most recent Clinical Development Success Rates observed by independent business intelligence consulting companies for hematological and solid tumor diseases as follows:

•	Probabilities of Success as of December 31, 2021:

PoS	Phase I	Phase I to Phase II	Phase II to Phase III	Phase III to BLA	BLA to Approval	Cumulative PoS
CYAD-02	100%	50%	28%	60%	90%	7.5%
CYAD-101	100%	49%	23%	43%	93%	4.6%

•	Probabilities of Success as of December 31, 2020:

PoS	Phase I	Phase I to Phase II	Phase II to Phase III	Phase III to BLA	BLA to Approval	Cumulative PoS
CYAD-02	100%	62%	29%	53%	86%	8.1%
CYAD-101	100%	64%	23%	34%	80%	4.0%
The PoS estimates used by management as of December 31, 2020 utilized clinical development success rates compiled by independent business intelligence consulting companies which sourced data from clinical development programs from 2006 – 2015. The Group’s updated PoS rates for its clinical programs as of December 31, 2021 incorporates data for clinical development success rates from 2011 – 2020, which the Group believes is a more accurate reflection of clinical development success rates across stage of development and in aggregate.
As of December 31, 2020, the change in fair value of the contingent consideration and other financial liabilities was mainly driven by updated assumptions associated with the timing of the potential commercialization of the Company’s autologous AML/MDS CAR T program which had been delayed by one year.
The liability decrease at December 31, 2021 is mainly due to:

•	The update of the assumptions associated with the timing of the potential commercialization of the Group’s allogenic CYAD-101 CAR T program for mCRC which has been delayed by one year;

•
The update of the assumptions associated with the timing, development and the potential commercialization of the Group’s autologous
CYAD-02
CAR T program for r/r AML/MDS to reflect the future development of the program through potential partnership, which has been delayed by one year;

•	The update in WACC used for fair value measurement purposes at December 31, 2021;

•	The revaluation of the U.S. dollar against the Euro; and

•	The updated assumptions on Probability of Success (PoS) associated with the Group’s CAR T programs.
The contingent consideration liability captures the commitments disclosed under note 5.34.1. It does not include any amount for contingent consideration payable relating to any sub-licensing
agreements entered into or to be entered into by the Group for the reasons that:

•	Any contingent consideration payable would be due only when the Group earns revenue from such sub-licensing agreements, and in an amount representing a fraction of that revenue; and

•	The development of the underlying product candidates by the sub-licensees is not under the Group’s control, making a reliable estimate of any future liability impossible.
Contingent consideration liability sensitivity analysis
A sensitivity analysis has been performed on the key assumptions driving the fair value of the contingent consideration liability. The key assumptions are i) the discount rate (WACC), ii) the projected revenue and iii) the probabilities of success (PoS) for the Group’s product candidates to get commercialized.

	Discount rate (WACC)
	12.0%	12.7%	13.4%	14.0%	14.7%
Cont. consideration (€ million)	15.9	15.3	14.7	14.1	13.6
Impact (%)	8%	4%	—	-4%	-7%

	Projected revenue
	95.0%	97.5%	100.0%	102.5%	105.0%
Cont. consideration (€ million)	12.4	14.4	14.7	14.9	15.2
Impact (%)	-3%	-2%	—	1%	4%
In order to assess the sensitivity to this driver, the Group applies here an incremental probability factor to the bottom-line cumulative PoS disclosed below:

	Probabilities of Success
	-20.0%	-10.0%	PoS model	10.0%	20.0%
Cont. consideration (€ million)	11.7	13.2	14.7	16.1	17.6
Impact (%)	-20%	-10%	—	10%	20%
On February 28, 2022, the Group announced its decision to voluntarily pause our Phase 1b
KEYNOTE-B79
trial evaluating
CYAD-101
administered concurrently with FOLFOX chemotherapy followed by MSD’s anti-PD-1
therapy, KEYTRUDA
®
(pembrolizumab) in patients with refractory metastatic colorectal cancer following reports of two fatalities that presented with similar pulmonary findings. The Group is currently investigating these reports and evaluating any similar events in additional patients treated on study. On March 1, 2022, the Group was informed via-email communication from the FDA that the KEYNOTE-B79 trial has been placed on clinical hold due to insufficient information to assess risk to study subjects (see note 36). Given the uncertain impact of this event on the future of KEYNOTE-B79 trials at this time, the Group is not able to assess the impact of such outcomes on the valuation of related assets and contingent liabilities and, therefore, has not adjusted the related fair value calculations for the clinical hold.